Expense Example - IPS Strategic Capital Absolute Return Fund	Jun. 29, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 817
Expense Example, with Redemption, 3 Years	1,074
Expense Example, with Redemption, 5 Years	1,452
Expense Example, with Redemption, 10 Years	2,509
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	357
Expense Example, with Redemption, 3 Years	782
Expense Example, with Redemption, 5 Years	1,335
Expense Example, with Redemption, 10 Years	2,846
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	824
Expense Example, with Redemption, 10 Years	$ 1,802